Financial Instruments, Financial Risks and Capital Risks Management - Additional Information (Detail) - MYR (RM)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interest rate risk [member]
Financial instruments financial risk and capital risk management [line items]
Percentage of reasonably possible increase in unobservable input liabilities	50.00%	50.00%	50.00%
Percentage of reasonably possible decrease in unobservable input liabilities	50.00%	50.00%	50.00%
Increase decrease in fair value measurement due to reasonably possible increase in unobservable input recognized in profit or loss after tax liabilities	RM 3,000	RM 3,000	RM 0
Increase decrease in fair value measurement due to reasonably possible decrease in unobservable input recognized in profit or loss after tax liabilities	RM 3,000	RM 3,000	RM 0
Currency risk [member] | Singapore, Dollars
Financial instruments financial risk and capital risk management [line items]
Percentage increase (decrease) in foreign currency against the functional currency	5.00%	5.00%
Currency risk [member] | United States of America, Dollars
Financial instruments financial risk and capital risk management [line items]
Percentage increase (decrease) in foreign currency against the functional currency	5.00%	5.00%